Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table presents information concerning the compensation of our CEO and other Named Executive Officers for the years ended December 31, 2022, 2021 and 2020.

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(5) ($)	Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(7) ($)	Net Income (Loss)(8) (in thousand, $)	Company-Selected Measure(9)
2022	3,808,122	3,756,514	2,886,987	665,379	33	108	(90,184)	None
2021	3,361,202	(10,664,266)	4,047,263	(4,973,525)	46	152	(64,203)	None
2020	26,671,048	40,040,525	2,793,376	19,607,565	97	114	(9,405)	None

____________________________________________

(1)
Amounts present total compensation reported for Mr. Ben Haim, who served as CEO for each year presented.
(2)
Compensation actually paid does not mean that the identified individual was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below, computed in accordance with Item 402(v) of Regulation S-K. The amounts include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year. Equity awards consist of share options and RSUs. On each valuation date, the fair value of each share option is estimated using the Black-Scholes option pricing model and the fair value of each RSU is based on the fair value of the underlying ordinary shares.
(3)
The following table presents adjustments to Mr. Ben Haim’s total compensation for each year to determine the compensation actually paid to him:

			Equity Award Adjustments
	Summary Compensation Table Total for PEO ($)	Less: Reported Grant Date Fair Value of Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted and Vested in the Year ($)	Year-end Fair value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Compensation Actually Paid to PEO ($)
2022	3,808,122	(3,051,728)	—	3,677,591	(282,516)	(394,955)	3,756,514
2021	3,361,202	(2,598,710)	—	2,242,350	(13,669,108)	—	(10,664,266)
2020	26,671,048	(25,969,446)	6,089,600	33,249,323	—	—	40,040,525
(4)
Amounts reported present the average of total compensation reported for our Named Executive Officers other than Mr. Ben Haim, which included Ms. Notman, Mr. Shulman and Mr. Landman for both 2022 and 2021 and Ms. Notman and Mr. Shulman for 2020.
(5)
The following presents adjustments to the average total compensation to our non-CEO Named Executive Officers for each year to determine the average compensation actually paid to them:

			Equity Award Adjustments
	Average Summary Compensation Table Total for PEO ($)	Less: Average Reported Grant Date Fair Value of Equity Awards ($)	Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year ($)	Average Year-end Fair value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Compensation Actually Paid to PEO ($)
2022	2,886,987	(2,232,007)	—	1,961,386	(809,996)	(1,140,991)	665,379
2021	4,047,263	(3,349,931)	—	1,963,566	(1,836,322)	(5,798,101)	(4,973,525)
2020	2,793,376	(2,176,156)	—	7,109,580	221,200	11,659,565	19,607,565
(6)
Presents the cumulative total shareholder return (“TSR”) since our initial public offering on September 16, 2020 (the “IPO”).TSR is calculated by assuming that a $100 investment was made on at the close of trading on the first full day of trading of our stock (September 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.
(7)
Presents the TSR of S&P Information Technology Index since September 16, 2020. S&P Information Technology Index is a peer group presented in accordance with Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022. TSR is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (September 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.
(8)
The dollar amounts reported are our net loss reflected in our audited financial statements.
(9)
We did not use a financial performance measure as defined in the Section 402(v) rules, other than our ordinary share price, to link the compensation actually paid to our CEO or other named executive officers for each year presented. As noted in the tabular list below, the operating metric net new annual recurring revenue links compensation actually paid to performance.

Named Executive Officers, Footnote [Text Block]
(1)
Amounts present total compensation reported for Mr. Ben Haim, who served as CEO for each year presented.
(4)
Amounts reported present the average of total compensation reported for our Named Executive Officers other than Mr. Ben Haim, which included Ms. Notman, Mr. Shulman and Mr. Landman for both 2022 and 2021 and Ms. Notman and Mr. Shulman for 2020.

Peer Group Issuers, Footnote [Text Block]
(7)
Presents the TSR of S&P Information Technology Index since September 16, 2020. S&P Information Technology Index is a peer group presented in accordance with Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022. TSR is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (September 16, 2020) and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 3,808,122	$ 3,361,202	$ 26,671,048
PEO Actually Paid Compensation Amount	$ 3,756,514	(10,664,266)	40,040,525
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table presents adjustments to Mr. Ben Haim’s total compensation for each year to determine the compensation actually paid to him:

			Equity Award Adjustments
	Summary Compensation Table Total for PEO ($)	Less: Reported Grant Date Fair Value of Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted and Vested in the Year ($)	Year-end Fair value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Compensation Actually Paid to PEO ($)
2022	3,808,122	(3,051,728)	—	3,677,591	(282,516)	(394,955)	3,756,514
2021	3,361,202	(2,598,710)	—	2,242,350	(13,669,108)	—	(10,664,266)
2020	26,671,048	(25,969,446)	6,089,600	33,249,323	—	—	40,040,525

Non-PEO NEO Average Total Compensation Amount	$ 2,886,987	4,047,263	2,793,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 665,379	(4,973,525)	19,607,565
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The following presents adjustments to the average total compensation to our non-CEO Named Executive Officers for each year to determine the average compensation actually paid to them:

			Equity Award Adjustments
	Average Summary Compensation Table Total for PEO ($)	Less: Average Reported Grant Date Fair Value of Equity Awards ($)	Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year ($)	Average Year-end Fair value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Compensation Actually Paid to PEO ($)
2022	2,886,987	(2,232,007)	—	1,961,386	(809,996)	(1,140,991)	665,379
2021	4,047,263	(3,349,931)	—	1,963,566	(1,836,322)	(5,798,101)	(4,973,525)
2020	2,793,376	(2,176,156)	—	7,109,580	221,200	11,659,565	19,607,565

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. TSR

As reflected in the following graph, the compensation actually paid (the “CAP”) to our CEO and other Named Executive Officers correlated to our TSR because equity awards constituted a significant part of the compensations for our Named Executive Officers. Equity awards strongly align our Named Executive Officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue their service for the long-term.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Net loss

Since our IPO, we have continued to invest in our business and incurred losses for the years presented. Historically, we have not looked to net income or loss as a performance measure for our Named Executive Officers. As discussed under Compensation Discussion and Analysis above, net new annual recurring revenue goal is utilized to determine part of our executives’ cash bonus.

Tabular List [Table Text Block]

Tabular List of Performance Measures

Our ordinary share price was the only financial performance measure used to link compensation actually paid to performance
Additionally, we used the operating metric, net new annual recurring revenue, to link compensation actually paid to performance

Total Shareholder Return Amount	$ 33	46	97
Peer Group Total Shareholder Return Amount	108	152	114
Net Income (Loss)	$ (90,184,000)	$ (64,203,000)	$ (9,405,000)
Company Selected Measure Amount
PEO Name	Ben Haim
Additional 402(v) Disclosure [Text Block]	(8) The dollar amounts reported are our net loss reflected in our audited financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Our ordinary share price was the only financial performance measure used to link compensation actually paid to performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Additionally, we used the operating metric, net new annual recurring revenue, to link compensation actually paid to performance
PEO [Member] | Reported Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,051,728)	$ (2,598,710)	$ (25,969,446)
PEO [Member] | Equity Awards Adjustments Vesting Date Fair Value Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	6,089,600
PEO [Member] | Equity Award Adjustments Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,677,591	2,242,350	33,249,323
PEO [Member] | Equity Award Adjustments Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,516)	(13,669,108)	0
PEO [Member] | Equity Award Adjustments Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(394,955)	0	0
Non-PEO NEO [Member] | Equity Award Adjustments Average Reported Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,232,007)	(3,349,931)	(2,176,156)
Non-PEO NEO [Member] | Equity Award Adjustments Average Vesting Date Fair Value Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments Average Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,961,386	1,963,566	7,109,580
Non-PEO NEO [Member] | Equity Award Adjustments Average Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(809,996)	(1,836,322)	221,200
Non-PEO NEO [Member] | Equity Award Adjustments Average Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,140,991)	$ (5,798,101)	$ 11,659,565